Other revenues	12 Months Ended
Dec. 31, 2014
Other revenues
9 Other revenues
in	2014	2013	2012
Other revenues (CHF million)
Noncontrolling interests without SEI	436	658	336
Loans held-for-sale	(4)	(5)	(37)
Long-lived assets held-for-sale	392	30	458
Equity method investments	252	251	150
Other investments	312	315	749
Other	743	527	892
Other revenues	2,131	1,776	2,548

Bank
Other revenues
9 Other revenues
in	2014	2013	2012
Other revenues (CHF million)
Noncontrolling interests without significant economic interest	451	695	333
Loans held-for-sale	(4)	(5)	(37)
Long-lived assets held-for-sale	391	30	456
Equity method investments	239	240	134
Other investments	276	255	752
Other	882	577	850
Other revenues	2,235	1,792	2,488